Restructuring Charges (By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 288	$ 188	$ 247
Operating Segments | North America
Restructuring Cost and Reserve [Line Items]
Restructuring costs	81
Operating Segments | EMEA
Restructuring Cost and Reserve [Line Items]
Restructuring costs	154
Operating Segments | Latin America
Restructuring Cost and Reserve [Line Items]
Restructuring costs	20
Operating Segments | Asia
Restructuring Cost and Reserve [Line Items]
Restructuring costs	10
Corporate / Other
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 23